DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 19 - DEFINED CONTRIBUTION PLAN

The Company has a defined contribution plan covering eligible employees with at least two months of service. The Company fully matches employee contributions up to 3% of total compensation, plus 50% of contributions that exceed that amount up to 5% of total compensation. Total expenses for the years ended December 31, 2022 and 2021, was $23,758 and $29,477, respectively.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021